Stockholders' Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Shareholders' Equity
Stockholders' Equity

Note 14—Stockholders’ Equity

On August 30, 2013, the shareholders of the Company approved a reverse stock split of the Company’s common stock (the “reverse stock split”) at a ratio of 1-for-50. The reverse stock split became effective September 4, 2013. The Company had 114,969,415 shares of common stock issued and outstanding immediately before the reverse stock split and 2,299,388 immediately following the reverse stock split. All share and per share amounts in these financial statements have been retroactively adjusted to reflect the reverse stock split.

Common Stock

The Company is authorized to issue 300,000,000 shares of common stock, with a par value of $0.001 per share, under the terms of the Company’s Amended and Restated Articles of Incorporation. As of September 30, 2013, there were 4,174,039 shares of our common stock issued and outstanding. Subsequent to September 30, 2013, we issued 34,483 shares of common stock to Brownstein in lieu of payments for legal services rendered during the period and 1,500 shares to a third party service provider.

Preferred Stock

The Company is authorized to issue 100,000,000 shares of preferred stock, with a par value of $0.001 per share, under the terms of the Company’s Amended and Restated Articles of Incorporation. As of September 30, 2013, we had 15,000,000 shares of redeemable preferred stock issued and outstanding having a liquidation value of $15 million.  This preferred stock is redeemable, non-convertible and non-voting and carries an 8% annual cumulative dividend.  Redemptions of this preferred stock are limited to 10% of our market capitalization at the time of redemption.

Also during the quarter ended September 30, 2013, we issued and redeemed another 5,500,000 shares of our preferred stock having a liquidation value of $5.5 million. This preferred stock was issued to the Very Hungry LLC and the Scott Reiman 1991 Trust, affiliates of ours, in exchange for the redemption of the $5.5 million in convertible notes issued to the these parties in May 2013.  This non-redeemable, mandatorily convertible preferred stock was converted into an aggregate of 916,668 shares of common stock, 916,668 Series A Warrants and 916,668 Series B Warrants, identical to those issued in our June 2013 public offering, on August 30, 2013.  The conversion of this preferred stock represented a debt extinguishment and was accounted for as such.  This extinguishment resulted in the recognition of a $2.1 million loss from the write off of the remaining debt discount that was recorded on issuance of the convertible notes.  This transaction also resulted in a beneficial conversion of $0.7 million, all of which was recorded and amortized through additional paid-in capital during the period.

Both series of preferred stock contain a fundamental change provision allowing the holder to receive the liquidation preference of the preferred stock and accrued dividends on the occurrence of a liquidity event such as a change in control, consolidation or merger.  We deem the value of these options to be minimal.

Note 14—Shareholders’ Equity

On August 30, 2013, the shareholders of the Company approved a reverse stock split of the Company’s common stock (the “reverse stock split”) at a ratio of 1-for-50. The reverse stock split became effective September 4, 2013. All share and per share amounts in these financial statements have been retroactively adjusted to reflect the reverse stock split.

Common Stock

The Company is authorized to issue 300,000,000 shares of common stock, with a par value of $0.001 per share, under the terms of the Company’s Amended and Restated Articles of Incorporation. As of March 31, 2013, there were 1,451,914 shares of our common stock issued and outstanding. In addition, we have commitments to issue another 13,500 shares under an existing service contract. Refer to Note 16—Commitments and Contingencies for additional information.

Preferred Stock

The Company is authorized to issue 100,000,000 shares of preferred stock, with a par value of $0.001 per share, under the terms of the Company’s Amended and Restated Articles of Incorporation. As of March 31, 2013, no shares of our preferred stock had been issued.

Investor Warrants

As part of its fundraising efforts, the Company has issued warrants from time to time to various investors to purchase shares of its common stock. As of March 31, 2013, a total of 313,058 investor warrants had been issued and remained outstanding. The exercise price and remaining exercise period of these warrants range from $150.00 to $212.50 and from 0.1 to 6.2 years, respectively.

The exercise prices and expiration dates for 134,706 of these warrants were subsequently modified in connection with the $5.0 million Bridge Loan Financing completed on May 2, 2013.  Refer to Note 18—Subsequent Events for additional information.

Non-Controlling Interest

The Company included The Karlsson Group’s initial $11.0 million contribution of mineral interests to AWP in non-controlling interest on the balance sheet, net of its share of losses. Through this contribution, The Karlsson Group earned its 50% interest in AWP. The Company earned its initial 50% interest in AWP through its cash contributions of $11.0 million.

Prior to the closing of The Karlsson Group Acquisition on August 1, 2012, Prospect was the 50% owner of AWP, operated and controlled AWP, and accordingly historically provided consolidated financial statements for Prospect and AWP. As such, the remaining 50% interest in AWP owned by The Karlsson Group was considered a non-controlling interest through the August 1, 2012 acquisition date.

With the completion of The Karlsson Group Acquisition on August 1, 2012 and in accordance with GAAP that calls for any change in a parent’s ownership of a non-controlling interest to be accounted for as an equity transaction, The Karlsson Group Acquisition was treated as a distribution through equity and accordingly no step-up in basis of the assets acquired occurred.